UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:

            This Amendment (Check only one.): [ ] is a restatement.
                                              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                                  FL Group hf.
                                   Sioumuli 24
                                  108 Reykjavik
                                     Iceland
                          13F File Number: 028-13042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bernhard Bogason


Title:    Managing Director, Legal and Tax


Phone:    (354) 591-4400


                     Signature, Place, and Date of Signing:

/s/ Bernhard Bogason        Reykjavik, Iceland           April 18, 2008
---------------------     -------------------           ------------------
(Signature)                (City, State) (Zip)               (Date)

                         Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       2

Form 13F Information Table Value Total:      $550,460 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

None



                                                    FORM 13F INFORMATION TABLE

----------------- ----------- ----------- --------- ---------- ------ ------- ----------- ---------- -------------------------------
NAME OF           TITLE OF    CUSIP (2)   VALUE     SHARES/     SH/   PUT/    INVSMNT     OTHER      VOTING AUTHORITY
ISSUER            CLASS (1)                         PRN AMT    PRN    CALL    DSCRETN     MANAGERS
                                          (x$1000)
----------------- ----------- ----------- --------- ---------- ------ ------- ----------- ---------- -------------------------------
----------------- ----------- ----------- --------- ---------- ------ ------- ----------- ---------- ---------- ---------- ---------
                                                                                                     SOLE       SHARED     NONE (3)
----------------- ----------- ----------- --------- ---------- ------ ------- ----------- ---------- ---------- ---------- ---------
----------------- ----------- ----------- --------- ---------- ------ ------- ----------- ---------- ---------- ---------- ---------
AMR CORP          COM         001765106    539,068  20,458,000 SH             SOLE                   20,458,000
----------------- ----------- ----------- --------- ---------- ------ ------- ----------- ---------- ---------- ---------- ---------
----------------- ----------- ----------- --------- ---------- ------ ------- ----------- ---------- ---------- ---------- ---------
DECODE GENETICS   COM         243586104     11,392  3,050,000  SH     CALL    SOLE                                         3,050,000
INC
----------------- ----------- ----------- --------- ---------- ------ ------- ----------- ---------- ---------- ---------- ---------


(1) With respect to options and other derivative securities, denotes the title of the class of the underlying securities to which such derivative security relates.
(2) With respect to options and other derivative securities, denotes the CUSIP number of the underlying securities to which such derivative security relates.
(3) If the reporting person were to acquire the securities underlying the subject options, the reporting person would have sole voting authority with respect to such securities.
